Investments - Information on Direct Subsidiaries, Joint Arrangements and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Proportion of ownership interest in subsidiary	10.00%
Shareholders'equity (deficit)	$ 81,502	$ 77,550	$ 66,055	$ 116,978
Net Income (loss) for the year	$ 169	$ (4,349)	$ (8,611)
Petrobras Netherlands BV PNBV [member] | Exploration and production segment [member] | Netherlands [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 27,120
Net Income (loss) for the year	$ 2,568
Country	Netherlands
Petrobras Distribuidora S. A.- B R [Member] | Distribution Segment [Member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Distribution
Proportion of ownership interest in subsidiary	71.25%
Proportion of voting rights held in subsidiary	71.25%
Shareholders'equity (deficit)	$ 2,668
Net Income (loss) for the year	$ 360
Country	Brazil
Petrobras International Braspetro PIBBV [Member] | Exploration and Production Refining Transportation and Marketing Gas and Power and Distribution Segment [Member] | Netherlands [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Several segments
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 8,197
Net Income (loss) for the year	$ (1,700)
Country	Netherlands
Petrobras Transporte S.A.-Transpetro [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 1,278
Net Income (loss) for the year	$ 38
Country	Brazil
Producao S.A. - PB-LOG [member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 1,189
Net Income (loss) for the year	$ 247
Country	Brazil
Transportadora Associada De Gas S A- T A G [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 3,766
Net Income (loss) for the year	$ 731
Country	Brazil
Petrobras Gas S.A.-Gaspetro [Member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 590
Net Income (loss) for the year	$ 81
Country	Brazil
Petrobras Biocombustivel S.A. [Member] | Biofuels Segment [Member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Biofuels Gas &
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 451
Net Income (loss) for the year	$ 50
Country	Brazil
Petrobras Logistica de GasLogigas [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 188
Net Income (loss) for the year	$ 98
Country	Brazil
Liquigas Distribuidora S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 294
Net Income (loss) for the year	$ 33
Country	Brazil
Araucaria Nitrogenados S.A. [Member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 53
Net Income (loss) for the year	$ (152)
Country	Brazil
Termomacae Ltda. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 26
Net Income (loss) for the year	$ (188)
Country	Brazil
Braspetro Oil Services Company Brasoil [Member] | Corporate Segment [member] | Cayman Islands [Member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 176
Net Income (loss) for the year	$ 9
Country	Cayman Islands
Breitener Energetica S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	93.66%
Proportion of voting rights held in subsidiary	93.66%
Shareholders'equity (deficit)	$ 219
Net Income (loss) for the year	$ 14
Country	Brazil
Companhia Integrada Textil de Pernambuco S.A.CITEPE [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 81
Net Income (loss) for the year	$ (56)
Country	Brazil
Termobahia S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 185
Net Income (loss) for the year	$ 19
Country	Brazil
Companhia Petroquimica de Pernambuco S.A.PetroquimicaSuape [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ (3)
Net Income (loss) for the year	$ (26)
Country	Brazil
Baixada Santista Energia S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 98
Net Income (loss) for the year	$ 30
Country	Brazil
Petrobras Comercializadora de Energia Ltda.PBEN [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	99.91%
Proportion of voting rights held in subsidiary	99.91%
Shareholders'equity (deficit)	$ 28
Net Income (loss) for the year	$ 4
Country	Brazil
Fundo de Investimento Imobiliario RB LogisticaFII [Member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	99.20%
Proportion of voting rights held in subsidiary	99.20%
Shareholders'equity (deficit)	$ 45
Net Income (loss) for the year	$ 14
Country	Brazil
Petrobras Negocios Eletronicos SAE Petro [Member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 11
Net Income (loss) for the year	$ 1
Country	Brazil
Termomacae Comercializadora de Energia Ltda [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	99.99%
Shareholders'equity (deficit)	$ 3
Country	Brazil
5283 Participacoes Ltda [Member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
PDET Offshore SA [member] | Corporate Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Corporate
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ (51)
Net Income (loss) for the year	$ (53)
Country	Brazil
Fabrica Carioca de Catalizadores S.A.FCC [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 77
Net Income (loss) for the year	$ 22
Country	Brazil
Fabrica Carioca de Catalizadores S.A.FCC [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	17.14%
Proportion of voting rights held in subsidiary	17.14%
Shareholders'equity (deficit)	$ 315
Net Income (loss) for the year	$ (47)
Country	Brazil
Ibiritermo S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 56
Net Income (loss) for the year	$ 12
Country	Brazil
Cia Energetica Manauara S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	40.00%
Proportion of voting rights held in subsidiary	40.00%
Shareholders'equity (deficit)	$ 39
Net Income (loss) for the year	$ 2
Country	Brazil
Petrocoque S.A. Industria e Comercio [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 56
Net Income (loss) for the year	$ 19
Country	Brazil
Refinaria de Petroleo Riograndense S.A. [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.20%
Shareholders'equity (deficit)	$ 54
Net Income (loss) for the year	$ 33
Country	Brazil
Brasympe Energia S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 25
Net Income (loss) for the year	$ 2
Country	Brazil
Brentech Energia S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 26
Net Income (loss) for the year	$ 1
Country	Brazil
Metanol do Nordeste S A Metanor [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	34.54%
Shareholders'equity (deficit)	$ 8
Net Income (loss) for the year	$ 1
Country	Brazil
Eolica Mangue Seco 4 Geradora e Comercializadora de Energia Eletrica S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 13
Net Income (loss) for the year	$ 2
Country	Brazil
Eolica Mangue Seco 3 Geradora e Comercializadora de Energia Eletrica S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 13
Net Income (loss) for the year	$ 1
Country	Brazil
Eolica Mangue Seco 1 Geradora e Comercializadora de Energia Eletrica S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	49.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 12
Net Income (loss) for the year	$ 1
Country	Brazil
Eolica Mangue Seco 2 Geradora e Comercializadora de Energia Eletrica S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 12
Net Income (loss) for the year	$ 1
Country	Brazil
Companhia de Coque Calcinado de Petroleo S.A.Coquepar [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Shareholders'equity (deficit)	$ (2)
Net Income (loss) for the year	$ (3)
Country	Brazil
Participacoes em Complexos Bioenergeticos S.A.PCBIOS [Member] | Biofuels Segment [Member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Biofuels
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Country	Brazil
Sete Brasil Participacoes S.A. [Member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	5.00%
Proportion of voting rights held in subsidiary	5.00%
Shareholders'equity (deficit)	$ (6,789)
Net Income (loss) for the year	$ (81)
Country	Brazil
Fundo de Investimento em Participacoes de Sondas FIP Sondas [Member] | Exploration and production segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	4.59%
Proportion of voting rights held in subsidiary	4.59%
Net Income (loss) for the year	$ (1)
Country	Brazil
Braskem S.A. [member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.20%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ 2,352
Net Income (loss) for the year	$ 1,158
Country	Brazil
UEG Araucaria Ltda. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 158
Net Income (loss) for the year	$ (16)
Country	Brazil
Deten Quimica S.A. [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	27.88%
Proportion of voting rights held in subsidiary	27.88%
Shareholders'equity (deficit)	$ 119
Net Income (loss) for the year	$ 19
Country	Brazil
Energetica SUAPE II [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 98
Net Income (loss) for the year	$ 38
Country	Brazil
Termoeletrica Potiguar S.A.TEP [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 33
Country	Brazil
Nitroclor Ltda. [Member] | Refining Transportation and Marketing Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Bioenergetica Britaruma S.A. [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Nova Transportadora do Sudeste S.A.-NTS [Member] | Gas and Power Segment [member] | Brazil [member]
Disclosure Of Investments Information In Subsidiaries Joint Arrangements And Associates [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	10.00%
Proportion of voting rights held in subsidiary	10.00%
Shareholders'equity (deficit)	$ 1,192
Net Income (loss) for the year	$ 433
Country	Brazil